UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                                  FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2008

Check here if Amendment           [ ]; Amendment Number:
This Amendment  (Check only one.):[ ]  is a restatement
                                  [x] adds new holding entires

Institutional Investment Manager Filing this Report:
Name:       Credo Capital Management, LLC
Address:    225 E. Redwood Street, 2nd Floor
            Baltimore, MD  21202

Form 13F File Number:  28-12753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Melanie H. Mendoza
Title:  Chief Compliance Officer
Phone:  (410) 244-6200

Signature, Place, and Date of Signing:

Melanie H. Mendoza                Baltimore, MD           July 9, 2008
------------------                -------------           ------------
[Signature]                       [City, State]            [Date]

Report Type (Check only one):
[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F information Table Entry Total:           55

Form 13F Information Table Value Total:        264,152


List of Other Included Managers;

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

NONE
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FORM 13F INFORMATION TABLE


                                                                                                                  Voting Authority
                                                                                                                -------------------
                                   Title of                  Value    Shares/ Sh/  Put/   Invstmt  Other
Name of Issuer                     class        CUSIP      (x$1000)   Prn Amt Prn  Call   Dscretn  Managers     Sole  Shared   None
-----------------------------     ----------  ---------    --------  -------- ---  ----   -------  --------    -----  ------  -----

ABM Industries Inc.                  COM      000957100      4277     192220   SH           Sole               85740          106480
AGCO Corp                            COM      001084102      4073      77718   SH           Sole               34660           43058
Advanced Medical Optics              COM      00763M108      3706     197757   SH           Sole               88235          109522
Alexion Pharmaceuticals Inc.         COM      015351109      4251      58634   SH           Sole               26145           32489
Alliant Techsystems                  COM      018804104      3385      33289   SH           Sole               14855           18434
Alpha Natural Resources              COM      02076X102     11622     111436   SH           Sole               49705           61731
Altera Corp                          COM      021441100      5101     246416   SH           Sole              109910          136506
Arch Coal Inc.                       COM      039380100     10292     137171   SH           Sole               61205           75966
Astoria Financial Corp.              COM      046265104      4580     228084   SH           Sole              101725          126359
Atwood Oceanics Inc.                 COM      050095108      5161      41506   SH           Sole               18510           22996
Autodesk Inc.                        COM      052769106      2280      67431   SH           Sole               30075           37356
Avis Budget Group, Inc.              COM      053774105      3800     453944   SH           Sole              202470          251474
Bill Barrett Corp.                   COM      06846N104      7092     119376   SH           Sole               53260           66116
Carrizo Oil and Gas                  COM      144577103      3635      53381   SH           Sole               23815           29566
Cheesecake Factory                   COM      163072101      2975     186968   SH           Sole               83540          103428
Community Health Systems             COM      203668108      3857     116958   SH           Sole               52135           64823
Cree, Inc.                           COM      225447101      3744     164135   SH           Sole               73250           90885
Crown Castle International           COM      228227104      5981     154437   SH           Sole               68900           85537
Eagle Bulk Shipping Inc.             COM      Y2187A101      5374     181729   SH           Sole               81065          100664
Endo Pharmaceuticals                 COM      29264F205      3382     139815   SH           Sole               62360           77455
Energy Conversion Devices            COM      292659109      9651     131061   SH           Sole               58470           72591
Foster Wheeler Ltd.                  COM      G36535139      3939      53843   SH           Sole               24010           29833
GameStop Corp. Cl. A                 COM      36467W109      3559      88100   SH           Sole               39315           48785
Hercules Offshore                    COM      427093109      3658      96220   SH           Sole               42925           53295
Hologic Inc                          COM      436440101      2583     118499   SH           Sole               52880           65619
Hudson City Bancorp                  COM      443683107      4604     276013   SH           Sole              123125          152888
Huron Consulting Group Inc.          COM      447462102      3383      74618   SH           Sole               33255           41363
Illumina                             COM      452327109      7943      91181   SH           Sole               40710           50471
Janus Capital Group                  COM      47102X105      4755     179641   SH           Sole               80140           99501
Kansas City Southern                 COM      485170302      4441     100950   SH           Sole               45025           55925
LKQ Corp                             COM      501889208      4168     230667   SH           Sole              102970          127697
Lawson Software Inc.                 COM      52078P102      3597     494716   SH           Sole              220695          274021
Marvell Technology Group, Ltd.       COM      G5876H105      7310     413929   SH           Sole              184635          229294
Molex Inc.                           COM      608554101      3776     154686   SH           Sole               68980           85706
Molson Coors Brewing Co.             COM      60871r209      3821      70338   SH           Sole               31370           38968
NII Holdings                         COM      62913F201      7651     161103   SH           Sole               71865           89238
NTELOS Holdings Corp.                COM      67020Q107      3083     121541   SH           Sole               54190           67351
Nalco Holding Co.                    COM      62985Q101      4608     217873   SH           Sole               97230          120643
Nasdaq OMX Group, Inc.               COM      631103108      2962     111547   SH           Sole               49745           61802
Netflix Inc.                         COM      64110L106      3850     147685   SH           Sole               65890           81795
New York Community Bancorp Inc       COM      649445103      3727     208897   SH           Sole               93180          115717
Oceaneering International            COM      675232102      6254      81173   SH           Sole               36220           44953
Owens-Illinois Inc.                  COM      690768403      3430      82280   SH           Sole               36710           45570
Qiagen, N.V.                         COM      N72482107      3326     165214   SH           Sole               73625           91589
Quanta Services, Inc.                COM      74762E102      6958     209135   SH           Sole               93325          115810
Quiksilver Inc.                      COM      74838C106      4973     506458   SH           Sole              225890          280568
SBA Communications                   COM      78388J106      6217     172643   SH           Sole               77020           95623
Salesforce.com Inc.                  COM      79466L302      5139      75319   SH           Sole               33585           41734
Sally Beauty Holdings Inc.           COM      79546E104      3813     590315   SH           Sole              263315          327000
Skyworks Solutions                   COM      83088M102      5249     531840   SH           Sole              237135          294705
Smithfield Foods Inc.                COM      832248108      4680     235427   SH           Sole              105000          130427
Starwood Hotels & Resorts Worl       COM      85590A401      4067     101500   SH           Sole               45250           56250
Synopsys                             COM      871607107      4202     175752   SH           Sole               78400           97352
Urban Outfitters Inc.                COM      917047102      4462     143073   SH           Sole               63855           79218
Waddell & Reed Financial Inc.        COM      930059100      5744     164054   SH           Sole               73205           90849

REPORT SUMMARY             55 DATA RECORDS                 264152                   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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